FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements Using
At December 31, 2016	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	10,632	—	10,632	—
Commodity hedge	4,230	—	4,230	—
Interest rate swap	12,854	—	12,854	—

Total assets	27,716	—	27,716	—

Liabilities:		—		—
Interest rate swap	5,418	—	5,418	—
Warrants	711	—	711	—
Foreign exchange forward contracts	3,496	—	3,496	—

Total liabilities	9,625	—	9,625	—

	Fair Value Measurements Using
At December 31, 2015	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,924	—	1,924	—
Commodity hedge	2,072	—	2,072	—
Interest rate swaption	4,335	—	4,335	—

Total assets	8,331	—	8,331	—

Liabilities:
Interest rate swap	21,546	—	21,546	—
Warrants	25,265	—	25,265	—
Foreign exchange forward contracts	5,775	—	5,775	—

Total liabilities	52,586	—	52,586	—

Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2015		At December 31, 2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets—current	1,924	Derivative assets—current	10,632
Commodity hedge	Derivative assets—current	—	Derivative assets—current	1,638
Interest rate swaption	Derivative assets—current	4,335	Derivative assets—current	—
Commodity hedge	Derivative assets—non-current	2,072	Derivative assets—non-current	2,592
Interest rate swap	Derivative assets—non-current	—	Derivative assets—non-current	12,854

	Total	8,331	Total	27,716

	Fair Value of Derivative Liabilities
	At December 31, 2015		At December 31, 2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities—current	5,775	Derivative liabilities—current	3,496
Warrants	Derivative liabilities—current	25,265	Derivative liabilities—current	711
Interest rate swap	Derivative liabilities—current	4,188	Derivative liabilities—current	5,418
Interest rate swap	Derivative liabilities—non-current	17,358	Derivative liabilities—non-current	—

	Total	52,586	Total	9,625

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Statements of Operations
		Years Ended December 31
	Location of Gain (Loss) Recognized in Statements of Operations
		2014	2015	2016
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	19,656	(3,738)	4,798
Warrants	Gain (loss) on change in fair value of derivatives	—	(8,887)	24,554
Commodity hedge	Gain (loss) on change in fair value of derivatives	—	(7)	75
Interest rate swaption	Gain (loss) on change in fair value of derivatives	—	(107)	(4,335)
Interest rate swap	Gain (loss) on change in fair value of derivatives	—	543	2,230

	Total	19,656	(12,196)	27,322